INVESTMENTS	12 Months Ended
Dec. 31, 2015
Investments Disclosure [Abstract]
INVESTMENTS
INVESTMENTS
Investments in debt and marketable securities, other than investments accounted for under the equity method, are classified as trading, available-for-sale or held-to-maturity. Our marketable equity investments are classified as either trading or available-for-sale with their cost basis determined by the specific identification method. Our investments in debt securities are carried at either amortized cost or fair value. Investments in debt securities that the Company has the positive intent and ability to hold to maturity are carried at amortized cost and classified as held-to-maturity. Investments in debt securities that are not classified as held-to-maturity are carried at fair value and classified as either trading or available-for-sale. Realized and unrealized gains and losses on trading securities and realized gains and losses on available-for-sale securities are included in net income. Unrealized gains and losses, net of deferred taxes, on available-for-sale securities are included in our consolidated balance sheets as a component of AOCI, except for the change in fair value attributable to the currency risk being hedged. Refer to Note 5 for additional information related to the Company's fair value hedges of available-for-sale securities.
Trading Securities
As of December 31, 2015 and 2014, our trading securities had a fair value of $322 million and $409 million, respectively, and consisted primarily of equity securities. The Company had net unrealized gains on trading securities of $19 million, $40 million and $12 million as of December 31, 2015, 2014 and 2013, respectively.
The Company's trading securities were included in the following line items in our consolidated balance sheets (in millions):

December 31,	2015	2014
Marketable securities	$229	$315
Other assets	93	94
Total trading securities	$322	$409

Available-for-Sale and Held-to-Maturity Securities
As of December 31, 2015 and 2014, the Company did not have any held-to-maturity securities. Available-for-sale securities consisted of the following (in millions):

		Gross Unrealized			Estimated Fair Value
	Cost	Gains	Losses
2015
Available-for-sale securities:[1]
Equity securities	$3,573	$485	$(84)		$3,974
Debt securities	4,593	64	(25)		4,632
Total	$8,166	$549	$(109)		$8,606
2014
Available-for-sale securities:[1]
Equity securities	$2,687	$1,463	$(29)		$4,121
Debt securities	3,796	68	(106)	[2]	3,758
Total	$6,483	$1,531	$(135)		$7,879

[1]	Refer to Note 16 for additional information related to the estimated fair value.
[2] Includes $101 million recognized in the consolidated income statement line item other income (loss) — net during the year ended December 31, 2014. The amount was primarily offset by changes in the fair value of foreign currency contracts designated as fair value hedges. Refer to Note 5 for additional information.
The sale and/or maturity of available-for-sale securities resulted in the following activity (in millions):

Year Ended December 31,	2015	2014	2013
Gross gains	$103	$38	$12
Gross losses	(42)	(21)	(24)
Proceeds	4,043	4,157	4,212

In 2015 and 2014, the Company had investments classified as available-for-sale securities in which our cost basis exceeded the fair value of our investment. Management assessed each of these investments on an individual basis to determine if the decline in fair value was other than temporary. Management's assessment as to the nature of a decline in fair value is based on, among other things, the length of time and the extent to which the market value has been less than our cost basis; the financial condition and near-term prospects of the issuer; and our intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in market value. As a result of these assessments, management determined that the decline in fair value of these investments was not other than temporary and did not record any impairment charges.
The Company uses insurance captives to reinsure group annuity insurance contracts that cover the pension obligations of certain of our European and Canadian pension plans. In accordance with local insurance regulations, our insurance captive is required to meet and maintain minimum solvency capital requirements. The Company elected to invest its solvency capital in a portfolio of available-for-sale securities, which have been classified in the line item other assets in our consolidated balance sheets because the assets are not available to satisfy our current obligations. As of December 31, 2015 and 2014, the Company's available-for-sale securities included solvency capital funds of $804 million and $836 million, respectively.
As of December 31, 2015 and 2014, the Company did not have any held-to-maturity securities. The Company's available-for-sale securities were included in the following line items in our consolidated balance sheets (in millions):

December 31,	2015	2014
Cash and cash equivalents	$361	$43
Marketable securities	4,040	3,350
Other investments	3,280	3,512
Other assets	925	974
Total	$8,606	$7,879

The contractual maturities of these investments as of December 31, 2015 were as follows (in millions):

	Available-for-Sale Securities
	Cost	Fair Value
Within 1 year	$2,496	$2,496
After 1 year through 5 years	1,709	1,728
After 5 years through 10 years	111	122
After 10 years	277	286
Equity securities	3,573	3,974
Total	$8,166	$8,606

The Company expects that actual maturities may differ from the contractual maturities above because borrowers have the right to call or prepay certain obligations.
Cost Method Investments
Cost method investments are initially recorded at cost, and we record dividend income when applicable dividends are declared. Cost method investments are reported as other investments in our consolidated balance sheets, and dividend income from cost method investments is reported in other income (loss) — net in our consolidated statements of income. We review all of our cost method investments quarterly to determine if impairment indicators are present; however, we are not required to determine the fair value of these investments unless impairment indicators exist. When impairment indicators exist, we generally use discounted cash flow analyses to determine the fair value. We estimate that the fair values of our cost method investments approximated or exceeded their carrying values as of December 31, 2015 and 2014. Our cost method investments had a carrying value of $190 million and $166 million as of December 31, 2015 and 2014, respectively.